SUBSEQUENT EVENTS	3 Months Ended
Nov. 30, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	NOTE 10 – SUBSEQUENT EVENTS We exercised our right to extend the maturity date of the LOC Agreement on December 1, 2024 and January 1, 2025.